Long-Term Debt (Narrative) (Details)	12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 25, 2015 USD ($)	Oct. 25, 2012 USD ($)
Debt Instrument [Line Items]
Maximum funding by facility	$ 2,000,000,000
Interest Coverage Ratio	2.50
Document Fiscal Year Focus	2018
Amount of debt issued	$ 1,495,635,000	$ 1,493,998,000
Proceeds from issuance of long-term debt	0	0	$ 996,831,000
Capital lease obligation, due over the next 5 years	5,628,000	6,610,000
Payments to retire debt in 2016	1,000,000
Payments to retire debt in 2017	1,100,000
Payments to retire debt in 2018	651,100,000
Payments to retire debt in 2019	1,200,000
Payments to retire debt in 2020	501,200,000
Payments to retire debt beyond 2020	350,000,000
Line of Credit Facility, Current Borrowing Capacity	1,700,000,000
Long-term Debt, Fair Value	$ 1,548,121,000	$ 1,569,033,000
Fiscal Quarter Ending April Thirty, July Thirty One, and October Thirty One
Debt Instrument [Line Items]
Threshold of Debt to EBITDA Ratio	3.50
Fiscal Quarter Ending January Thirty One
Debt Instrument [Line Items]
Threshold of Debt to EBITDA Ratio	4.5
Four Point One Two Five Percent Senior Notes, Due October 2020 [Member]
Debt Instrument [Line Items]
Interest rate					4.125%
Amount of debt issued					$ 650,000,000
Five Point Two Five Percent Senior Notes, Due October 2025 [Member]
Debt Instrument [Line Items]
Interest rate					5.25%
Amount of debt issued					$ 350,000,000
Senior Notes, 5.500%, Due November 2022
Debt Instrument [Line Items]
Interest rate						5.50%
Amount of debt issued						$ 500,000,000
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 50,000,000.0
Swingline Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 200,000,000.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line Of Credit Facility, Available Increase In Borrowing Capacity	$ 500,000,000.0